SUMMARY OF CHANGES NUMBER OF WARRANTS OUTSTANDING (Details) - Warrants [Member]	12 Months Ended
	Jan. 31, 2022 $ / shares	Jan. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Warrants outstanding, beginning		2,500,000
Weighted average exercise price Warrants outstanding, beginning		$ 0.1875
Warrants issued	10,688,239
Weighted average exercise price Warrants outstanding, issued	$ 0.36
Warrants expired		(2,500,000)
Weighted average exercise price Warrants outstanding, expired		$ 0.1875
Warrants outstanding, ending	10,688,239
Weighted average exercise price Warrants outstanding, ending	$ 0.36